Intangible assets, airport concessions and goodwill - Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, airport concessions and goodwill - Net
Schedule of movements of intangible assets of airport concessions

			Foreign currency
	01/01/2024		translation		Additions (*)		Transfers		12/31/2024
Concessions (Regulated Activity)	Ps.	58,504,094	Ps.	3,784,683	Ps.	245,120	Ps.	1,849,882	Ps.	64,383,779
Contracts assets		1,424,292		127,992		2,848,300		(1,849,882)		2,550,702
Contractor advance		214,245		20		1,191,928		—		1,406,193
Licences and ODC		472,764		—		87,897		—		560,661
Commercial Right’s (Unregulated Activity)		5,515,570		1,260,707		—		—		6,776,277
Goodwill		2,149,185		474,478		—		—		2,623,663
Accumulated amortization		(18,970,087)		(1,194,291)		(2,250,734)		—		(22,415,112)
	Ps.	49,310,063	Ps.	4,453,589	Ps.	2,122,511	Ps.	—	Ps.	55,886,163

			Foreign currency
	01/01/2025		translation		Additions (**)		Transfers		12/31/2025
Concessions (Regulated Activity)	Ps.	64,383,779	Ps.	(2,470,330)	Ps.	229,597	Ps.	2,337,379	Ps.	64,480,425
Contracts assets		2,550,702		(119,082)		7,350,308		(2,337,379)		7,444,549
Contractor advance		1,406,193		—		40,208		—		1,446,401
Licences and ODC		560,661		—		38,650		—		599,311
Commercial Right’s (Unregulated Activity)		6,776,277		(907,910)		—		—		5,868,367
Goodwill		2,623,663		(351,445)		672,538		—		2,944,756
Accumulated amortization		(22,415,112)		826,570		(3,172,318)		—		(24,760,860)
	Ps.	55,886,163	Ps.	(3,022,197)	Ps.	5,158,983	Ps.	—	Ps.	58,022,949
(1)	Includes amortization for concessions as of December 31, 2024 and 2025 for Ps. 20,233,758 and Ps. 22,389,237, respectively.

(*)

Within the most significant additions in 2024 are: a) the expansion works of terminal building 1 at Cancun Airport with an amount of Ps.913,765; b) expansion of terminal building 4 at Cancun Airport for Ps.350,430; c) expansion of Villahermosa Airport for Ps.70,547; d) in Aerostar, the most significant works are those that continue to be carried out for the expansion of terminal “D” for Ps.218,057; and e) expansion in the rest of the Group’s airports for Ps.297,083, which have been completed and transferred to the concessions line (regulated). The remainder of the additions corresponds to works that are in the process of being finalized related to the expansion of terminal 1 at Cancun Airport, for an amount of Ps.510,418, and terminal “D” in Puerto Rico, for an amount of Ps.280,213.

(**)

Within the most significant additions in 2025 are: Mexico a) mainly the expansion works of Terminal 1 building at Cancún Airport, amounting to Ps.1,570,500; b) expansion of Terminal 4 building at Cancún Airport for Ps.1,308,600; c) expansion of Oaxaca Airport for Ps.492,400; d) expansion of Cozumel Airport for Ps.140,600 e) at Aerostar, the most significant works include improvements to the main parking lot, flight information service, and security system for an amount of Ps.329,645.

Schedule of allocation of goodwill for each operating segment

	December 31,
	2024		2025
Aerostar	Ps.	993,040	Ps.	859,989
Airplan		1,630,623		1,412,229
ASUR Aiports (Note 1.1)		—		672,538
	Ps.	2,623,663	Ps.	2,944,756

Schedule of CGU with a significant amount of goodwill

	2024		2025
	Airplan	Aerostar	Airplan	Aerostar	ASUR Aiports
Discount rate	15.21%	11.60%	14.61%	11.10%	7.75%
Average growth rate of passengers in the period after the recovery of passengers by each GCU	3.94%	4.56%	5.64%	2.52%	4.52%
Passengers growth rate in the recovery period of each CGU	2.22%	2.94%	2.36%	2.69%	2.20%
Average inflation growth rate					2.50%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3	3